1933 Act Reg. No. 33-88316

1940 Act File No. 811-8932

As filed with the Securities and Exchange Commission on January 26, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 54	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 56	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005
(Agents for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)
☒	on February 1, 2012 pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 54 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to extend the effective date of Post-Effective Amendment No. 53, which was filed pursuant to Rule 485(a) under the Securities Act on November 22, 2011, to February 1, 2012. This Post-Effective Amendment No. 54 is not intended in any way to amend or supersede any information contained in Post-Effective Amendment No. 53.

This filing relates only to Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares, each a new class of an existing series of the Registrant. This filing is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

ARTISAN PARTNERS FUNDS, INC.

Part	A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Artisan Partners Funds, Inc. (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on November 22, 2011 (“Amendment No. 53/55”).

Part	B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 53/55 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on November 22, 2011.

PART C

OTHER INFORMATION

ITEM 28. Exhibits.

Exhibit Number	Description

(a)(1)	Amended and Restated Articles of Incorporation of the Registrant. (a)

(a)(2)	Articles of Amendment dated October 12, 1995. (a)

(a)(3)	Articles of Amendment dated January 16, 1997. (b)

(a)(4)	Articles of Amendment dated April 9, 1997. (c)

(a)(5)	Articles of Amendment dated June 5, 1997. (d)

(a)(6)	Articles of Amendment dated April 27, 2000. (e)

(a)(7)	Articles of Amendment dated June 29, 2000. (n)

(a)(8)	Articles of Amendment dated November 29, 2000. (g)

(a)(9)	Articles of Amendment dated August 30, 2001. (h)

(a)(10)	Articles of Amendment dated June 5, 2002. (j)

(a)(11)	Articles of Amendment dated January 12, 2006. (r)

(a)(12)	Articles of Amendment dated May 10, 2006. (t)

(a)(13)	Articles of Amendment dated August 3, 2006. (v)

(a)(14)	Articles of Amendment dated September 11, 2007. (y)

(a)(15)	Articles of Amendment dated February 14, 2008. (aa)

(a)(16)	Articles of Amendment dated June 12, 2008. (cc)

(a)(17)	Articles of Amendment dated January 12, 2010. (gg)

(a)(18)	Articles of Amendment dated December 1, 2010. (jj)

(a)(19)	Articles of Amendment dated January 24, 2011. (jj)

(a)(20)	Articles of Amendment dated May 25, 2011. (ll)

(a)(21)	Articles of Amendment dated May 25, 2011. (ll)

(a)(22)	Articles of Amendment dated November 21, 2011. (mm)

(b)	Bylaws, as amended and restated, of the Registrant dated November 10, 2006. (w)

(c)	None. (Registrant does not issue share certificates.)

(d)(1)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Fund. (a)

(d)(2)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (a)

(d)(3)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Fund. (c)

(d)(4)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Value Fund. (f)

(d)(5)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Value Fund. (h)

(d)(6)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Small Cap Fund. (j)

(d)(7)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Value Fund. (l)

(d)(8)	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (q)

(d)(9)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund (formerly Artisan Opportunistic Value Fund). (s)

(d)(10)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (t)

(d)(11)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund. (x)

(d)(12)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Growth Opportunities Fund (formerly Artisan Opportunistic Growth Fund). (cc)

(d)(13)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund. (hh)

(d)(14)	Investment Subadvisory Agreement between Artisan Partners Limited Partnership and Artisan Partners UK LLP relating to Artisan Global Equity Fund. (hh)

(d)(15)	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund (formerly Artisan Opportunistic Value Fund). (jj)

(e)(1)	Distribution Agreement between the Registrant and Artisan Partners Distributors LLC (formerly Artisan Distributors LLC). (f)

(e)(2)	Notification to Distributor regarding addition of Artisan Mid Cap Value Fund. (h)

(e)(3)	Notification to Distributor regarding addition of Artisan International Small Cap Fund. (j)

(e)(4)	Notification to Distributor regarding addition of Artisan International Value Fund. (l)

(e)(5)	Notification to Distributor regarding addition of Artisan Value Fund (formerly Artisan Opportunistic Value Fund). (s)

(e)(6)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund. (t)

(e)(7)	Notification to Distributor regarding addition of Artisan International Value Fund – Institutional Shares. (v)

(e)(8)	Notification to Distributor regarding addition of Artisan Global Value Fund. (y)

(e)(9)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund – Advisor Shares. (bb)

(e)(10)	Notification to Distributor regarding addition of Artisan Growth Opportunities Fund (formerly Artisan Opportunistic Growth Fund). (dd)

(e)(11)	Amendment No. 1 to Distribution Agreement between the Registrant and Artisan Partners Distributors LLC (formerly Artisan Distributors LLC). (ff)

(e)(12)	Notification to Distributor regarding addition of Artisan Global Equity Fund. (hh)

(e)(13)	Notification to Distributor regarding addition of Artisan Growth Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ll)

(e)(14)	Form of Notification to Distributor regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (mm)

(f)	None.

(g)(1)	Custodian Agreement and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company. (a)

(g)(2)	Notification to Custodian regarding addition of Artisan Mid Cap Fund. (c)

(g)(3)	Notification to Custodian regarding addition of Artisan Small Cap Value Fund. (d)

(g)(4)	Amendment No. 1 to Custodian Agreement. (f)

(g)(5)	Notification to Custodian regarding addition of Artisan Mid Cap Value Fund. (h)

(g)(6)	Notification to Custodian regarding addition of Artisan International Small Cap Fund. (j)

(g)(7)	Notification to Custodian regarding addition of Artisan International Value Fund. (n)

(g)(8)	Amendment No. 2 to Custodian Agreement. (n)

(g)(9)	Notification to Custodian regarding addition of Artisan Value Fund (formerly Artisan Opportunistic Value Fund). (s)

(g)(10)	Notification to Custodian regarding addition of Artisan Emerging Markets Fund. (t)

(g)(11)	Notification to Custodian regarding addition of Artisan Global Value Fund. (y)

(g)(12)	Notification to Custodian regarding addition of Artisan Growth Opportunities Fund (formerly Artisan Opportunistic Growth Fund). (dd)

(g)(13)	Amendment to the Custodian Agreement. (ff)

(g)(14)	Notification to Custodian regarding addition of Artisan Global Equity Fund. (hh)

(h)(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (i)

(h)(2)	Notification to Transfer Agent regarding addition of Artisan International Small Cap Fund. (j)

(h)(3)	Notification to Transfer Agent regarding addition of Artisan International Value Fund. (m)

(h)(4)	Letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (n)

(h)(5)	Amendment No. 1 to Transfer Agency and Service Agreement. (o)

(h)(6)	October 1, 2003 amendment to letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (p)

(h)(7)	Notification to Transfer Agent regarding addition of Artisan Value Fund (formerly Artisan Opportunistic Value Fund). (s)

(h)(8)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund. (t)

(h)(9)	Notification to Transfer Agent regarding addition of Artisan International Value Fund – Institutional Shares. (v)

(h)(10)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (v)

(h)(11)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund. (y)

(h)(12)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund – Advisor Shares. (bb)

(h)(13)	Notification to Transfer Agent regarding addition of Artisan Growth Opportunities Fund (formerly Artisan Opportunistic Growth Fund). (dd)

(h)(14)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (ee)

(h)(15)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund. (hh)

(h)(16)	Notification to Transfer Agent regarding addition of Artisan Growth Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ll)

(h)(17)	Form of Notification to Transfer Agent regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (mm)

(i)(1)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Investor Shares and Artisan International Fund – Institutional Shares and Investor Shares (ee).

(i)(2)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund. (c)

(i)(3)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Value Fund. (d)

(i)(4)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund – Institutional Shares. (e)

(i)(5)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Investor Shares. (g)

(i)(6)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small Cap Fund – Investor Shares. (h)

(i)(7)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Investor Shares. (k)

(i)(8)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Value Fund (formerly Artisan Opportunistic Value Fund) – Investor Shares. (s)

(i)(9)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Institutional Shares. (t)

(i)(10)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Institutional Shares. (v)

(i)(11)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Investor Shares. (y)

(i)(12)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Advisor Shares. (bb)

(i)(13)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Growth Opportunities Fund (formerly Artisan Opportunistic Growth Fund) – Investor Shares. (dd)

(i)(14)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Investor Shares. (hh)

(i)(15)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Growth Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ll)

(i)(16)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. To be filed by amendment.

(i)(17)	Consent of Godfrey & Kahn, S.C. To be filed by amendment.

(j)(1)	Consent of Ropes & Gray LLP. To be filed by amendment.

(j)(2)	Consent of independent registered public accounting firm. To be filed by amendment.

(k)	None.

(l)(1)	Subscription Agreement between the Registrant and Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund. (a)

(l)(2)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund (formerly Artisan Opportunistic Value Fund). (s)

(l)(3)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (u)

(l)(4)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund. (z)

(l)(5)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Growth Opportunities Fund (formerly Artisan Opportunistic Growth Fund). (gg)

(l)(6)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund. (hh)

(m)	None.

(n)(1)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3. (mm)

(p)(1)	Artisan Partners Funds, Inc. (formerly Artisan Funds, Inc.) Code of Ethics for Directors. (kk)

(p)(2)	Artisan Partners Funds, Inc. (formerly Artisan Funds, Inc.), Artisan Partners Limited Partnership, Artisan Partners UK LLP, Artisan Partners Asia-Pacific PTE. LTD. (formerly Artisan Asia-Pacific PTE. LTD.) and Artisan Partners Distributors LLC (formerly Artisan Partners Distributors LLC) Code of Ethics and Policy and Procedures to Prevent Misuse of Inside Information (the “Code”). Effective July 1, 2011, the Code was modified solely to reflect the new entity names as noted herein. (kk)

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc. Filed herewith.

(a)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 3 to Registrant’s registration statement, Securities Act file number 33-88316 (the “Registration Statement”), filed on November 27, 1995.

(b)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 5 to the Registration Statement, filed on January 21, 1997.

(c)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 6 to the Registration Statement, filed on April 11, 1997.

(d)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 7 to the Registration Statement, filed on June 6, 1997.

(e)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 12 to the Registration Statement, filed on April 28, 2000.

(f)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 13 to the Registration Statement, filed on October 31, 2000.

(g)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 14 to the Registration Statement, filed on November 30, 2000.

(h)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 16 to the Registration Statement, filed on September 4, 2001.

(i)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 17 to the Registration Statement, filed on October 29, 2001.

(j)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 18 to the Registration Statement, filed on June 6, 2002.

(k)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 19 to the Registration Statement, filed on June 7, 2002.

(l)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 20 to the Registration Statement, filed on August 21, 2002.

(m)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 21 to the Registration Statement, filed on October 29, 2002.

(n)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 22 to the Registration Statement, filed on September 26, 2003.

(o)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 23 to the Registration Statement, filed on January 28, 2004.

(p)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 24 to the Registration Statement, filed on November 30, 2004.

(q)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 25 to the Registration Statement, filed on December 1, 2005.

(r)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 27 to the Registration Statement, filed on January 31, 2006.

(s)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 28 to the Registration Statement, filed on March 21, 2006.

(t)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 31 to the Registration Statement, filed on June 26, 2006.

(u)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 32 to the Registration Statement, filed on August 4, 2006.

(v)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 33 to the Registration Statement, filed on September 26, 2006.

(w)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 34 to the Registration Statement, filed on December 26, 2006.

(x)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 35 to the Registration Statement, filed on September 11, 2007.

(y)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 36 to the Registration Statement, filed on December 3, 2007.

(z)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 37 to the Registration Statement, filed on January 28, 2008.

(aa)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 38 to the Registration Statement, filed on February 14, 2008.

(bb)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 39 to the Registration Statement, filed on April 14, 2008.

(cc)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 40 to the Registration Statement, filed on June 18, 2008.

(dd)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 41 to the Registration Statement, filed on August 29, 2008.

(ee)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 42 to the Registration Statement, filed on January 28, 2009.

(ff)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 43 to the Registration Statement, filed on November 25, 2009.

(gg)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 44 to the Registration Statement, filed on January 13, 2010.

(hh)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 46 to the Registration Statement, filed on March 26, 2010.

(ii)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 47 to the Registration Statement, filed on November 29, 2010.

(jj)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 48 to the Registration Statement, filed on January 28, 2011.

(kk)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 50 to the Registration Statement, filed on May 26, 2011.

(ll)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 51 to the Registration Statement, filed on July 25, 2011.

(mm)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 53 to the Registration Statement, filed on November 22, 2011.

ITEM 29. Persons Controlled by or Under Common Control With Registrant.

None.

ITEM 30. Indemnification.

Article VIII of Registrant’s Amended and Restated Articles of Incorporation and Article IX of Registrant’s Bylaws (Exhibits (a)(1) through (b)), which are incorporated herein by reference) provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes. The Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant will not advance attorneys’ fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Registrant and its directors and officers are insured under policies of insurance maintained by Registrant, within the limits and subject to the limitations of the policies, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policies expressly exclude coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

The Registrant also has entered into indemnification agreements with each of its directors. The indemnification agreements provide that the Registrant will indemnify and advance expenses to the director if the director is or is threatened to be made a party to a proceeding by reason of the director’s corporate status, to the fullest extent permitted by applicable law. The indemnification agreements specifically provide that a director will not be indemnified for any acts or omissions giving rise to any claims asserted against the director that constituted “disabling conduct” (e.g., willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office).

ITEM 31. Business and Other Connections of Investment Adviser.

The information in the prospectus under the caption “Organization, Management & Management Fees” and in the statement of additional information under the caption “Investment Advisory Services” is incorporated herein by reference. Artisan Partners Limited Partnership (“Artisan Partners”) itself has no executive officers or directors; however, the principal executives of its general partner, Artisan Investments GP LLC, are: Eric R. Colson, President and Chief Executive Officer; Charles J. Daley, Jr., Chief Financial Officer and Treasurer; Karen L. Guy,

Vice President; Sarah A. Johnson, Vice President; Janet D. Olsen, Vice President and Secretary; Gregory K. Ramirez, Vice President; Lawrence A. Totsky, Senior Vice President; and Andrew A. Ziegler, Executive Chairman. Each officer of Artisan Investments GP LLC is a Managing Director of Artisan Partners. Artisan Partners UK LLP (“Artisan UK”) itself has no executive officers or directors; however, the directors of its founding partner, Artisan Partners Limited, are Karen L. Guy, Sarah A. Johnson and Gregory K. Ramirez. For a description of other business, profession, vocation or employment of a substantial nature in which any officer of Artisan Investments GP LLC or any director of Artisan Partners Limited, except Ms. Guy and Mr. Daley, has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption “Directors and Officers” in the statement of additional information. In addition to being a Managing Director of Artisan Partners, Ms. Guy serves as the Chief Operating Officer of Artisan Partners. In addition to being a Managing Director of Artisan Partners, Mr. Daley serves as the Chief Financial Officer and Treasurer of Artisan Partners.

ITEM 32. Principal Underwriters.

(a)	Artisan Partners Distributors LLC acts as principal underwriter for Artisan Funds.

(b)

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karen L. Guy	Chairman and President (Chief Executive Officer)	None
Michael C. Roos	Vice President	None
Lawrence A. Totsky	Chief Financial Officer, Vice President and Treasurer	None
Janet D. Olsen	Vice President and Secretary	None
Sarah A. Johnson	Vice President	General Counsel, Vice President and Secretary
Annette L. Zehelein	Chief Compliance Officer	None
Gregory K. Ramirez	Assistant Treasurer	Chief Financial Officer, Vice President and Treasurer

The principal business address of each officer of Artisan Partners Distributors LLC is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 33. Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(1)	State Street Bank and Trust Company
Crown Colony Office Park
1200 Crown Colony Drive
Quincy, Massachusetts 02169

Rule 31a-1(a); Rules 31a-1(b)(1), (2), (3), (5), (6), (7), (8), (9)
Rules 31a-2(a)(1), (2)

(2)	Artisan Partners Limited Partnership (on its own behalf, or on behalf of Artisan Partners Funds, Inc., Artisan Partners UK LLP, or Artisan Partners Distributors LLC)

875 East Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

777 East Wisconsin Ave, Suite 1200
Milwaukee, Wisconsin 53202

Iron Mountain
5170 S. 6th Street
Milwaukee, WI 53221

Rule 31a-1(a); Rules 31a-1(b)(4), (5), (6), (7), (9), (10), (11);
Rule 31a-1(d); Rule 31a-1(f); Rules 31a-2(a)(1), (2), (3), (4), (5), (6);
Rule 31a-2(c); Rule 31a-2(e)

(3)	Boston Financial Data Services
30 Dan Road
Canton, Massachusetts 02021

Rules 31a-1(b)(1), (2)(iv); Rule 31a-2(a)(1)

(4)	Ropes & Gray LLP
One Metro Center
700 12th Street NW, Suite 900
Washington, DC 20005-3948

Rule 31a-1(b)(4); Rule 31a-2(a)(1), (4)

ITEM 34. Management Services.

Not applicable.

ITEM 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 26th day of January 2012.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Eric R. Colson	President and Chief Executive Officer	January 26, 2012
Eric R. Colson	(principal executive officer)

/s/ Andrew A. Ziegler*	Director	January 26, 2012
Andrew A. Ziegler

/s/ David A. Erne*	Director	January 26, 2012
David A. Erne

/s/ Gail S. Hanson*	Director	January 26, 2012
Gail S. Hanson

/s/ Thomas R. Hefty*	Director	January 26, 2012
Thomas R. Hefty

/s/ Patrick S. Pittard*	Director	January 26, 2012
Patrick S. Pittard

/s/ Howard B. Witt*	Director	January 26, 2012
Howard B. Witt

/s/ Gregory K. Ramirez	Chief Financial Officer, Vice President and Treasurer	January 26, 2012
Gregory K. Ramirez	(principal financial and accounting officer)

By:	/s/ Alan G. Priest
Alan G. Priest
* By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.